Segment Information	12 Months Ended
Dec. 31, 2022
Segment Information [Abstract]
Segment Information
17.	Segment Information:

In late 2022, the Company acquired two containerships for the first time. As a result of the different characteristics of the containerships acquired in relation to the Company’s other three operating segments, the Company determined that, with effect from the fourth quarter of 2022, it operated in four reportable segments: (i) dry bulk, (ii) Aframax/LR2 tanker, (iii) Handysize tanker and (iv) containerships. The reportable segments reflect the internal organization of the Company and the way the chief operating decision maker reviews the operating results and allocates capital within the Company. In addition, the transport of dry cargo commodities, which are carried by dry bulk vessels, has different characteristics to the transport of crude oil (carried by Aframax/LR2 tankers) and differs again from the transport of oil products (carried by Handysize tanker vessels) and the transport of containerized products (carried by containerships). Further, dry bulk vessels trade on different types of charter contracts as compared to tanker vessels, predominantly being employed in the time charter market, whereas our tanker vessels participate predominantly in pools, as well as in the voyage charter market. The transportation of crude oil also has different characteristics to the transportation of oil products in terms of trading routes and cargo handling. In addition, the transportation of containerized goods, the nature of trade, as well as the trading routes, charterers and cargo handling, is different from the other three segments.

The table below presents information about the Company’s reportable segments as of and for the year ended December 31, 2020, when the Company had one reportable segment, and for the years ended December 31, 2021 and 2022, when the Company had more than one reportable segments. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s consolidated financial statements. Segment results are evaluated based on income/ (loss) from operations.

	Year ended December 31,	Year ended December 31,				Year ended December 31,
	2020	2021				2022
	Dry bulk segment	Dry bulk segment	Aframax/LR2 tanker segment	Handysize tanker segment	Total	Dry bulk segment	Aframax/LR2 tanker segment	Handysize tanker segment	Container ship segment	Total
- Time charter revenues	$12,487,692	$102,785,442	$9,115,257	$—	$111,900,699	$148,930,997	$13,656,029	$—	$1,285,133	$163,872,159
- Voyage charter revenues	—	—	15,002,012	—	15,002,012	—	51,805,097	—	—	51,805,097
- Pool revenues	—	—	2,442,144	2,704,855	5,146,999	—	30,787,089	15,637,653	—	46,424,742
Total vessel revenues	$12,487,692	$102,785,442	$26,559,413	$2,704,855	$132,049,710	$148,930,997	$96,248,215	$15,637,653	$1,285,133	$262,101,998
Voyage expenses (including charges from related party)	(584,705)	(1,891,265)	(11,003,925)	(55,593)	(12,950,783)	(3,649,943)	(29,100,348)	(219,066)	(71,333)	(33,040,690)
Vessel operating expenses	(7,447,439)	(26,841,600)	(9,776,724)	(2,585,147)	(39,203,471)	(40,697,898)	(17,386,009)	(4,322,281)	(561,656)	(62,967,844)
Management fees to related parties	(930,500)	(4,890,900)	(1,433,950)	(419,900)	(6,744,750)	(6,481,000)	(2,167,000)	(666,500)	(81,400)	(9,395,900)
Depreciation and amortization	(1,904,963)	(10,528,711)	(3,087,764)	(746,353)	(14,362,828)	(18,039,966)	(5,889,352)	(1,405,124)	(495,271)	(25,829,713)
Provision for doubtful accounts	(37,103)	(2,483)	—	—	(2,483)	—	(266,732)	—	—	(266,732)
Gain on sale of vessel	—	—	—	—	—	—	3,222,631	—	—	3,222,631
Segments operating income/(loss)	$1,582,982	$58,630,483	$1,257,050	$(1,102,138)	$58,785,395	$80,062,190	$44,661,405	$9,024,682	$75,473	$133,823,750
Interest and finance costs	(810,317)				(2,631,318)					(8,545,149)
Interest income	9,387				11,651					1,485,368
Foreign exchange (losses)/gains	(28,455)				31,325					99,134
Less: Unallocated corporate general and administrative expenses	(1,130,953)				(3,266,310)					(7,043,937)
Less: Corporate Interest and finance costs	(1,379,260)				(223,680)					(38,905)
Less: Corporate Interest income	25,589				63,472					72,735
Less: Corporate exchange (losses)/ gains	(866)				(2,709)					4,566
Dividend on equity securities	—				—					24,528
Profit from equity securities	—				—					27,450
Net (loss)/income and comprehensive (loss)/income, before taxes	$(1,731,893)				$52,767,826					$119,909,540

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets of December 31, 2021, and 2022, is as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2022
Dry bulk segment	$314,407,704	$339,599,683
Aframax tanker segment	104,953,507	134,093,678
Handysize tanker segment	19,093,379	23,385,458
Containership segment	—	52,850,927
Cash and cash equivalents (1)	23,950,795	82,336,406
Prepaid expenses and other assets (1)	508,057	654,796
Total consolidated assets	$462,913,442	$632,920,948

(1)	Refers to assets of other, non-vessel owning, entities included in the consolidated financial statements.